Financial risk management - Summary of Interest Rate Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial liabilities	$ (6,933,600)	$ (4,951,893)
Interest rate risk
Disclosure of credit risk exposure [line items]
Financial liabilities	2,167,369	1,923,755
Impact on loss before income taxes	24,461	15,909
Interest rate risk | Non-current liabilities to credit institutions
Disclosure of credit risk exposure [line items]
Financial liabilities	936,307	0
Interest rate risk | Other Non-Current Interest-Bearing Liabilities - Related Parties
Disclosure of credit risk exposure [line items]
Financial liabilities	$ 1,250,000	$ 1,250,000